INVESTMENTS - Investment Types (Details) - CAD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Interests in Other Entities [Abstract]
Investments in publicly traded companies	$ 1,535	$ 1,831
Investments in private companies	97	107
Investments, measured at FVTOCI	1,632	1,938
Investments, associates and joint ventures	904	892
Total investments	$ 2,536	$ 2,830